Income taxes (Details 3) - Barbados	Dec. 31, 2018 CAD ($)
Income Tax [Line Items]
Losses available for application in future years	$ 5,088,000
2019
Income Tax [Line Items]
Losses available for application in future years	2,478,000
2020
Income Tax [Line Items]
Losses available for application in future years	1,271,000
2022
Income Tax [Line Items]
Losses available for application in future years	$ 1,339,000